Financial Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2023
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Summary of Categorization of the Financial Instruments, Excluding Cash and Cash Equivalents
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of September 30, 2023 and December 31, 2022:

	September 30, 2023
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	5,889,985	Ps.	—	Ps.	68,627,966
Accounts receivable from subscribers, distributors, contractual assets and other		163,010,399		—		—
Related parties		1,395,450		—		—
Derivative financial instruments		—		1,779,953		—

Total current assets		170,295,834		1,779,953		68,627,966

Debt instruments at fair value through OCI		—		—		14,510,542

Total	Ps.	170,295,834	Ps.	1,779,953	Ps.	83,138,508

Financial Liabilities:
Debt	Ps.	507,043,629	Ps.	—	Ps.	—
Liability related to right-of-use of assets		131,467,840		—		—
Accounts payable		169,397,530		—		—
Related parties		6,037,132		—		—
Derivative financial instruments		—		24,499,284		—

Total	Ps.	813,946,131	Ps.	24,499,284	Ps.	—

	December 31, 2022
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	—	Ps.	—	Ps.	88,428,111
Accounts receivable from subscribers, distributors, contractual assets and other		161,201,512		—		—
Related parties		2,287,213		—		—
Derivative financial instruments		—		2,602,680		—

Total current assets		163,488,725		2,602,680		88,428,111

Debt instruments at fair value through OCI		—		—		6,981,149

Total	Ps.	163,488,725	Ps.	2,602,680	Ps.	95,409,260

Financial Liabilities:
Debt	Ps.	510,589,480	Ps.	—	Ps.	—
Liability related to right-of-use of assets		134,148,811		—		—
Accounts payable		174,472,769		—		—
Related parties		7,224,218		—		—
Derivative financial instruments		—		25,331,346		—

Total	Ps.	826,435,278	Ps.	25,331,346	Ps.	—

Summary of Fair Value for the Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities
The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the interim condensed consolidated statements of financial position at September 30, 2023 and December 31, 2022 is as follow:

	Measurement of fair value at September 30, 2023
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	68,627,966	Ps.	—		Ps.5,889,985		Ps.74,517,951
Derivative financial instruments		—		1,779,953		—		1,779,953
Revalued of assets		—		—		27,812,945		27,812,945
Pension plan assets		191,871,841		14,298,222		35,860		206,205,923

Total current assets		260,499,807		16,078,175		33,738,790		310,316,772
Debt instruments at fair value through OCI		5,032,597		9,477,945		—		14,510,542

Total	Ps.	265,532,404	Ps.	25,556,120	Ps.	33,738,790	Ps.	324,827,314

Liabilities:
Debt	Ps.	349,654,882	Ps.	127,557,171	Ps.	—	Ps.	477,212,053
Liability related to right-of-use of assets		131,467,840		—		—		131,467,840
Derivative financial instruments		—		24,499,284		—		24,499,284

Total	Ps.	481,122,722	Ps.	152,056,455	Ps.	—	Ps.	633,179,177

	Measurement of fair value at December 31, 2022
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	88,428,111	Ps.	—	Ps.	—	Ps.	88,428,111
Derivative financial instruments		—		2,602,680		—		2,602,680
Revalued of assets		—		—		38,353,719		38,353,719
Pension plan assets		192,829,688		15,657,661		39,270		208,526,619

Total current assets		281,257,799		18,260,341		38,392,989		337,911,129

Debt instruments at fair value through OCI		—		6,981,149		—		6,981,149

Total	Ps.	281,257,799	Ps.	25,241,490	Ps.	38,392,989	Ps.	344,892,278

Liabilities:
Debt	Ps.	371,709,395	Ps.	116,848,635	Ps.	—	Ps.	488,558,030
Liability related to right-of-use of assets		134,148,811		—		—		134,148,811
Derivative financial instruments		—		25,331,346		—		25,331,346

Total	Ps.	505,858,206	Ps.	142,179,981	Ps.	—	Ps.	648,038,187